Segment Reporting - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	€ 9,562	€ 93,500
Menarini License
Disclosure of operating segments [line items]
Revenue	€ 9,600	€ 93,500